UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007 Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.):  [x] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    November 7, 2007
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        44
Form 13F Information Table Value Total:        182495
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      369     3946 SH       Sole                                       3946
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     5043   125300 SH       Sole                    11000            114300
AMERICAN INTL GROUP COM        COM              026874107     4543    67149 SH       Sole                     4300             62849
AMGEN INC COM                  COM              031162100     4394    77679 SH       Sole                     5000             72679
AT&T CORP COM                  COM              00206R102      388     9159 SH       Sole                                       9159
BED BATH & BEYOND INC COM      COM              075896100     4306   126205 SH       Sole                     6800            119405
CENTEX CORP COM                COM              152312104     1755    66049 SH       Sole                     4200             61849
CISCO SYS INC COM              COM              17275R102     7512   226746 SH       Sole                    15800            210946
COCA COLA CO COM               COM              191216100      271     4717 SH       Sole                                       4717
COSTCO WHSL CORP NEW COM       COM              22160K105     1198    19526 SH       Sole                                      19526
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       Sole                                      28145
DISNEY WALT CO COM             COM              254687106     5278   153469 SH       Sole                    10000            143469
DU PONT E I DE NEMOURS COM     COM              263534109      914    18447 SH       Sole                                      18447
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     2156   115373 SH       Sole                                     115373
ECOLAB INC                     COM              278865100     5921   125450 SH       Sole                     8400            117050
EXXON MOBIL CORP COM           COM              30231G102    10525   113707 SH       Sole                     4700            109007
FISERV INC COM                 COM              337738108     4159    81775 SH       Sole                     7700             74075
GENERAL DYNAMICS CORP COM      COM              369550108     6606    78208 SH       Sole                     5200             73008
GENERAL ELEC CO COM            COM              369604103     8180   197593 SH       Sole                     9600            187993
ILLINOIS TOOL WKS INC COM      COM              452308109     6376   106908 SH       Sole                     6000            100908
INTERNATIONAL BUS MACH COM     COM              459200101     4522    38385 SH       Sole                     3100             35285
J P MORGAN CHASE & CO COM      COM              46625H100      333     7257 SH       Sole                                       7257
JOHNSON & JOHNSON COM          COM              478160104     8061   122688 SH       Sole                     5500            117188
KINDER MORGAN ENERGY UT LTD PA COM              494550106      549    11107 SH       Sole                                      11107
KOHLS CORP COM                 COM              500255104      272     4750 SH       Sole                                       4750
LEGG MASON INC                 COM              524901105     4178    49566 SH       Sole                     3750             45816
MARRIOTT INTL CL A             COM              571903202     3932    90450 SH       Sole                     9000             81450
MCGRAW HILL COS INC COM        COM              580645109     3758    73816 SH       Sole                     5600             68216
MEDTRONIC INC COM              COM              585055106     7058   125122 SH       Sole                     6000            119122
MICROSOFT CORP COM             COM              594918104     6262   212572 SH       Sole                    10800            201772
PEPSICO INC COM                COM              713448108     7157    97688 SH       Sole                     5000             92688
PROCTER & GAMBLE CO COM        COM              742718109      352     5006 SH       Sole                                       5006
SPECTRA ENERGY CORP COM        COM              847560109     1300    53106 SH       Sole                                      53106
STAPLES INC COM                COM              855030102     4724   219800 SH       Sole                    14250            205550
STRYKER CORP COM               COM              863667101     7003   101850 SH       Sole                     6600             95250
T ROWE PRICE GROUP INC         COM              74144T108     5913   106171 SH       Sole                     7000             99171
TEXAS INSTRS INC COM           COM              882508104     4587   125354 SH       Sole                    11000            114354
UNITED TECHNOLOGIES CP COM     COM              913017109     6308    78382 SH       Sole                     4700             73682
UNITEDHEALTH GROUP INC         COM              91324P102     5547   114536 SH       Sole                     6100            108436
VALERO ENERGY CORP NEW COM     COM              91913Y100      893    13300 SH       Sole                                      13300
WACHOVIA CORP 2ND NEW COM      COM              929903102      255     5077 SH       Sole                                       5077
WALGREEN CO COM                COM              931422109     6054   128150 SH       Sole                     7200            120950
WELLS FARGO & CO COM           COM              949746101     7739   217275 SH       Sole                     9000            208275
ROYAL DUTCH SHELL PLC SPONS AD ADR              780259206     5844    71114 SH       Sole                     4700             66414